Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method to allocate their costs to their residual values over their estimated useful lives, as follows:
Items	Useful life
Building	25 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Motor vehicles	4 years
Furniture, fixtures and equipment	5 years
Equipment for leasing	8 years

Schedule of Disaggregates the Group’s Revenue	The following table disaggregates the Group’s revenue for the years ended September 30, 2021, 2022, and 2023:
		For the Years Ended September 30,
	2021	2022	2023
	HK$	HK$	HK$
By revenue type
Security-related engineering services
Security systems and products and installation	59,089,502	57,829,366	77,272,367
Security systems maintenance services	9,840,023	10,698,776	14,672,998
Equipment leasing	12,617,616	8,716,360	6,176,271
	81,547,141	77,244,502	98,121,636
Security guarding and screening services
Security guarding services	15,822,222	38,615,289	51,059,864
Screening services	15,267,528	16,755,336	10,465,751
Related vocational training services	4,928,906	3,832,315	4,043,715
	36,018,656	59,202,940	65,569,330

Total	117,565,797	136,447,442	163,690,966

By timing of revenue recognition
Security-related engineering services
Goods and services transferred at a point in time	48,088,609	44,353,052	73,343,945
Services rendered over time	33,458,532	32,891,450	24,777,691
	81,547,141	77,244,502	98,121,636
Security guarding and screening services
Goods and services transferred at a point in time	—	—	—
Services rendered over time	36,018,656	59,202,940	65,569,330
	36,018,656	59,202,940	65,569,330
Total	117,565,797	136,447,442	163,690,966